CASH (Tables)	12 Months Ended
Dec. 31, 2020
CASH (Tables)
Schedule of cash in bank
	December 31, 2020	December 31, 2019
Bank Deposits-China	$4,593,943	5,000,014
Bank Deposits-Singapore	46,660	1,591,114
	4,640,603	6,591,128